FINANCE LEASE LIABILITY AND OTHER LONG-TERM LIABILITIES (Schedule of Future Minimum Lease Payments) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Other Liabilities Disclosure [Abstract]
2020	$ 128,424
2021	126,726
2022	126,726
2023	126,726
2024	485,999
Thereafter	490,801
Total finance lease liability	1,485,402
Less: imputed interest payable	(378,975)
Present value of finance lease liability	1,106,427
Less: current portion	(68,874)
Finance lease liability, long term	$ 1,037,553